Acount Payables and Accruals	12 Months Ended
Dec. 31, 2023
Account Payables and Accruals [Abstract]
ACOUNT PAYABLES AND ACCRUALS	NOTE 6 – ACOUNT PAYABLES AND ACCRUALS
	December 31,
	2023	2022
Accrued expenses	532	604
Employee benefits	1,241	1,175
Subsidiary government grant advances	-	314
Other	10	11
	1,783	2,104